Taxation (Tables)	12 Months Ended
Dec. 31, 2011
Taxation
Schedule of increase to net income resulting from the combined effects of EIT exemptions and tax rate reductions

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
NetEase Beijing	70,582	32,293	38,105
Guangzhou Interactive	38,276	25,465	25,465
Boguan	130,904	137,188	132,650
NetEase Hangzhou	44,148	74,882	158,522
Guangzhou Information	—	67,421	146,257
Hangzhou Langhe	—	39,471	54,617
Wangyibao	—	—	3,416
Aggregate amount	283,910	376,720	559,032
Earnings per share effect, basic	0.09	0.12	0.17
Earnings per share effect, diluted	0.09	0.12	0.17

Schedule of component of income tax expenses

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Current tax expense	356,921	335,827	435,198
Deferred tax expense (benefit)	(43,060)	8,619	(42,442)
Income tax expenses	313,861	344,446	392,756

Schedule of reconciliation of the differences between the statutory income tax rate and the Company's effective income tax rate

	For the year ended December 31,
	2009	2010	2011
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	0.2	0.1	(0.1)
Effect due to loss of tax-exempt entities	0.4	2.1	1.4
Effect of lower tax rate applicable to Software Enterprises, Key software Enterprise and HNTEs	(13.1)	(12.9)	(15.5)
Change in valuation allowance	2.1	(0.9)	1.8
Income tax refund	—	—	(1.0)
Effect of changes in the tax status	—	—	(0.7)
Effective income tax rate	14.6	13.4	10.9

Summary of net operating loss carry forwards

As of December 31, 2011, certain entities of the Group had net operating loss carry forwards as follows (in thousands):

RMB
Loss expiring in 2012	22,663
Loss expiring in 2013	33,733
Loss expiring in 2014	46,233
Loss expiring in 2015	57,569
Loss expiring in 2016	178,583
338,781

Schedule of the tax impact of significant temporary differences between the tax and financial statement bases of assets and liabilities that gave rise to deferred tax assets and liabilities

	December 31,	December 31,
	2010	2011
	RMB	RMB
Deferred tax assets - Current:
Deferred revenue, primarily for advanced payments from online games customers	30,042	66,108
Accruals	42,017	56,364
	72,059	122,472
Less: valuation allowance	—	(10,482)
Total	72,059	111,990

Deferred tax assets - Non-current:
Depreciation of fixed assets	1,530	2,586
Impairment of license rights	—	12,579
Net operating loss carry forward	18,625	62,265
	20,155	77,430
Less: valuation allowance	(18,625)	(74,844)
Total	1,530	2,586

Deferred tax liabilities - Non-current:
Withholding tax on the joint venture’s retained earnings (see Note 11 (d))	(1,455)	—

Schedule of movement of the aggregate valuation allowances for deferred assets

		Provision
	Balance at	(write-back)	Balance at
	January 1	for the year	December 31
	RMB	RMB	RMB
2009	10,984	31,346	42,330
2010	42,330	(23,705)	18,625
2011	18,625	66,701	85,326